Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of significant estimates and judgments
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contracts and Investment Contract Liabilities Note 10 Insurance Contracts
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisition and Other Note 5 Invested Assets and Net Investment Income
Determination of fair value of insurance contracts on transition for adoption of IFRS 17	Note 1 Insurance Contracts
Income taxes	Note 1 Income Taxes Note 19 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 24 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisition and Other Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 15 Interests in Other Entities
Share-based payments	Note 1 Share-Based Payments Note 18 Share-Based Payments

Schedule of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$14,841	$14,841	$13,873	$13,873
Debt securities – FVTPL(1)	72,599	72,599	68,106	68,106
Debt securities – FVOCI	13,019	13,019	13,849	13,849
Equity securities – FVTPL	12,179	12,179	9,900	9,900
Equity securities – FVOCI	71	71	74	74
Mortgages and loans – FVTPL(2)	55,157	55,157	53,233	53,233
Mortgages and loans – FVOCI	2,733	2,733	2,525	2,525
Mortgages and loans – Amortized cost(3)	1,543	1,521	1,861	1,814
Derivative assets – FVTPL	1,534	1,534	1,971	1,971
Other financial invested assets (excluding CLOs) – FVTPL(4)	8,161	8,161	7,950	7,950
Other financial invested assets (CLOs) – FVTPL(5)	6,213	6,213	5,356	5,356
Total(6)	$188,050	$188,028	$178,698	$178,651
Financial liabilities
Investment contract liabilities – Amortized cost	$11,796	$11,796	$11,678	$11,678
Obligations for securities borrowing – FVTPL	267	267	239	239
Derivative liabilities – FVTPL	2,065	2,065	2,077	2,077
Other financial liabilities – Amortized cost(7)	2,244	2,245	2,265	2,214
Other financial liabilities (CLOs) – FVTPL(5)	5,846	5,846	5,028	5,028
Total(8)	$22,218	$22,219	$21,287	$21,236

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2025, $1,502 and $19 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2024 — $1,787 and $27, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    See below for details on CLOs.
(6)    Invested assets on our Consolidated Statements of Financial Position of $199,175 (December 31, 2024 — $189,817) include Total financial assets in this table, Investment properties of $9,432 (December 31, 2024 — $9,290), and Other non-financial invested assets of $1,693 (December 31, 2024 — $1,829). Other non-financial invested assets consist of investment in associates and joint ventures which are not consolidated.
(7)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity securities at FVOCI	Mortgages and loans at FVTPL	Mortgages and loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2025
Beginning balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Included in net income (loss)(1)(2)(3)	3	—	(5)	—	(48)	(2)	39	(277)	(290)	12	(278)
Included in OCI(2)	—	4	—	—	—	(2)	—	—	2	—	2
Purchases / Issuances	537	277	—	—	196	46	828	626	2,510	84	2,594
Sales / Payments	(42)	(13)	(127)	—	(154)	(10)	(539)	(142)	(1,027)	(65)	(1,092)
Settlements	(2)	(7)	—	—	(2)	(2)	—	—	(13)	(1)	(14)
Transfers into Level 3(4)	15	—	—	—	328	—	—	—	343	—	343
Transfers (out) of Level 3(4)	(173)	(284)	(72)	—	(2,029)	(21)	—	—	(2,579)	(1)	(2,580)
Foreign currency translation(5)	(33)	(10)	—	(3)	(2)	—	(78)	(65)	(191)	(25)	(216)
Ending balance	$822	$118	$7	$71	$589	$22	$7,130	$9,432	$18,191	$463	$18,654
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$2	$—	$(5)	$—	$(59)	$(3)	$65	$(283)	$(283)	$—	$(283)
December 31, 2024
Beginning balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Included in net income (loss)(1)(2)(3)	2	—	20	—	33	—	251	(455)	(149)	(8)	(157)
Included in OCI(2)	—	5	—	—	—	—	—	—	5	—	5
Purchases / Issuances	436	335	77	—	240	22	825	146	2,081	173	2,254
Sales / Payments	(48)	(47)	(1)	—	(133)	—	(389)	(255)	(873)	(62)	(935)
Settlements	(37)	(50)	—	—	(21)	—	—	—	(108)	(1)	(109)
Transfers into Level 3(4)	117	62	—	—	439	6	—	—	624	—	624
Transfers (out) of Level 3(4)	(367)	(341)	—	—	(320)	(15)	(15)	—	(1,058)	—	(1,058)
Foreign currency translation(5)	12	—	2	6	6	—	134	131	291	16	307
Ending balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$(6)	$—	$19	$—	$30	$—	$247	$(369)	$(79)	$—	$(79)
(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income (loss) is comprised of fair value changes on investment properties of $(241) (2024 — $(383)), net of amortization of leasing commissions and tenant inducements of $36 (2024 — $72). As at December 31, 2025, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2025	2024
Cash	$2,498	$2,294
Cash equivalents	7,187	7,835
Short-term securities	5,156	3,744
Cash, cash equivalents and short-term securities	14,841	13,873
Less: Bank overdraft, recorded in Other liabilities	86	175
Net cash, cash equivalents and short-term securities	$14,755	$13,698
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2025			2024
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$35,582	$3,288	$38,870	$34,472	$3,614	$38,086
United States	23,389	6,060	29,449	20,986	6,486	27,472
Europe(1)	4,329	1,451	5,780	4,145	1,664	5,809
Asia(1)	7,230	971	8,201	6,891	950	7,841
Other(1)	2,069	1,249	3,318	1,612	1,135	2,747
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

(1)    Reflects a change in presentation to our geographic locations. We have updated the prior period to reflect this change in presentation.
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2025		2024
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$7,413	$480	$7,893	$6,803	$734	$7,537
Canadian provincial and municipal government	15,843	237	16,080	15,302	353	15,655
U.S. government and agency	1,124	395	1,519	626	509	1,135
Other foreign government	3,285	356	3,641	3,796	413	4,209
Total government issued or guaranteed debt securities	27,665	1,468	29,133	26,527	2,009	28,536
Corporate debt securities by industry sector:
Financials	9,759	2,604	12,363	8,659	2,893	11,552
Utilities	6,994	679	7,673	6,859	763	7,622
Industrials	4,345	792	5,137	4,424	951	5,375
Energy	3,424	493	3,917	3,258	446	3,704
Communication services	2,575	267	2,842	2,647	373	3,020
Real estate	2,007	407	2,414	1,882	423	2,305
Health care	1,820	377	2,197	1,644	363	2,007
Consumer staples	1,541	252	1,793	1,301	256	1,557
Consumer discretionary	1,109	651	1,760	1,011	747	1,758
Information technology	964	110	1,074	890	202	1,092
Materials	893	225	1,118	819	202	1,021
Total corporate debt securities	35,431	6,857	42,288	33,394	7,619	41,013
Asset-backed securities	9,503	4,694	14,197	8,185	4,221	12,406
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2025	Canada	United States	Europe	Asia	Other	Total
Mortgages:
Retail	$1,268	$1,068	$—	$—	$—	$2,336
Office	1,335	1,029	—	—	—	2,364
Multi-family residential	3,255	948	—	—	—	4,203
Industrial	2,537	1,256	—	—	—	3,793
Other	740	34	135	—	—	909
Total mortgages(1)	$9,135	$4,335	$135	$—	$—	$13,605
Loans	$12,880	$20,044	$9,234	$678	$2,992	$45,828
Total mortgages and loans	$22,015	$24,379	$9,369	$678	$2,992	$59,433

(1)    $3,361 of mortgages in Canada are insured by the CMHC.

As at December 31, 2024	Canada	United States	Europe	(2)	Asia	(2)	Other	(2)	Total
Mortgages:
Retail	$1,398	$1,169	$—		$—		$—		$2,567
Office	1,385	1,248	—		—		—		2,633
Multi-family residential	3,451	1,048	—		—		—		4,499
Industrial	2,369	1,314	—		—		—		3,683
Other	799	49	208		—		—		1,056
Total mortgages(1)	$9,402	$4,828	$208		$—		$—		$14,438
Loans	$12,560	$18,856	$8,488		$680		$2,597		$43,181
Total mortgages and loans	$21,962	$23,684	$8,696		$680		$2,597		$57,619

(1)    $3,630 of mortgages in Canada are insured by the CMHC.
(2)    Reflects a change in presentation to our geographic locations. We have updated the prior period to reflect this change in presentation.

As at December 31,	2025			2024
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$3,027	$3,198	$6,225	$1,932	$2,385	$4,317
Due in years 2-5	11,151	5,233	16,384	9,733	6,496	16,229
Due in years 6-10	10,751	1,523	12,274	10,662	1,922	12,584
Due after 10 years	47,670	3,065	50,735	45,779	3,046	48,825
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2025				2024
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$1,585	$183	$323	$2,091	$1,344	$66	$283	$1,693
Due in years 2-5	5,177	313	751	6,241	5,745	340	929	7,014
Due in years 6-10	3,903	3	131	4,037	3,814	8	343	4,165
Due after 10 years	1,236	—	—	1,236	1,563	3	—	1,566
Total mortgages	$11,901	$499	$1,205	$13,605	$12,466	$417	$1,555	$14,438

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2025				2024
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,319	$280	$66	$2,665	$2,262	$324	$100	$2,686
Due in years 2-5	8,805	1,464	253	10,522	7,863	1,240	199	9,302
Due in years 6-10	11,580	417	29	12,026	10,354	494	21	10,869
Due after 10 years	20,552	73	—	20,625	20,288	50	—	20,338
Total loans	$43,256	$2,234	$348	$45,838	$40,767	$2,108	$320	$43,195